GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	9 Months Ended
Sep. 30, 2025
GOODWILL AND INTANGIBLE ASSETS, NET
Schedule of the Carrying Amount of Goodwill by Reporting Unit

	Overseas art study	Other Educational
	services	Services	Consolidate
	RMB	RMB	RMB
Balance as of December 31, 2024 and September 30, 2025	177,581,176	18,708,316	196,289,492

Summary of Company's Intangible Assets

	December 31, 2024
					Weighted
	Gross	Accumulated		Net	average
	carrying	amortization		carrying	amortization
	amount	/deduction	Impairment	amount	period
	RMB	RMB	RMB	RMB	Years
Trademark (i)	84,000,000	(43,208,333)	—	40,791,667	10
Non-compete arrangements (ii)	56,000,000	(50,555,556)	—	5,444,444	6
Total intangible assets	140,000,000	(93,763,889)	—	46,236,111

	September 30, 2025
					Weighted
	Gross	Accumulated		Net	average
	carrying	amortization		carrying	amortization
	amount	/deduction	Impairment	amount	period
	RMB	RMB	RMB	RMB	Years
Trademark (i)	84,000,000	(49,508,333)	—	34,491,667	10
Non-compete arrangements (ii)	56,000,000	(56,000,000)	—	—	6
Total intangible assets	140,000,000	(105,508,333)	—	34,491,667
(i)	Trademark was recorded as a result of the acquisition of Huanqiuyimeng businesses.
(ii)	Non-compete arrangements were recorded as a result of the acquisition of Huanqiuyimeng businesses.

Summary of Total Amortization Expense Recognized

	Nine -month September 30,
	2024	2025
	RMB	RMB
General and administrative	13,216,667	11,744,444
Total amortization expense	13,216,667	11,744,444

Schedule of Estimated Amortization Expense

September 30
RMB
Remaining three months of 2025	2,100,000
2026	8,400,000
2027	8,400,000
2028	8,400,000
2029	5,108,333
2030	500,000
Thereafter	1,583,334
Total estimated amortization expense	34,491,667